EBPs Obligation Rollforward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plan, Defined Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	$ 1,384	$ 1,549
Service cost	40	44	39
Interest cost	62	51	55
Plan participants' contributions	0	0
Benefits paid	(86)	(87)
Medicare Part D subsidy	0	0
Plan amendment	0	0
Actuarial loss (gain)	144	(173)
Settlements	(3)	0
Curtailments	0	0
Other	3	0
Benefit obligation at end of year	1,544	1,384	1,549
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	213	331
Service cost	2	2	3
Interest cost	10	11	13
Plan participants' contributions	2	6
Benefits paid	(14)	(19)
Medicare Part D subsidy	0	4
Plan amendment	1	(59)
Actuarial loss (gain)	21	(63)
Settlements	(1)	0
Curtailments	(1)	0
Other	0	0
Benefit obligation at end of year	$ 233	$ 213	$ 331